Note 5 - Income Tax	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
Note 5.	Income Tax

Income tax expense is recognized at an amount determined by multiplying the profit (loss) before tax for the interim reporting period by management’s best estimate of the weighted-average effective annual income tax rate expected for the full financial year. The estimated average annual tax rate used for the six months ended June 30, 2023, was 4%, compared to negative 40% for the six months ended June 30, 2022. The tax rate for the six months ended June 30, 2023 reflected the benefit from the recognition of deferred tax assets relating to share based remuneration expenses both in the current and previous periods where Opera has obtained new information on the likelihood of future tax payment deductions. The negative tax rate in the comparative period of 2022 was predominantly caused by the net loss on the investment portfolio discussed in Note 6, which was non-deductible for tax purposes.